Note Investment Securities Available for Sale (AFS securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 5,641,750	$ 2,962,984
Less than 12 months Gross Unrealized Losses	90,451	21,762
12 months or more Fair Value	373,987	1,037,791
12 months or more Gross Unrealized Losses	22,485	41,601
Total Fair Value	6,015,737	4,000,775
Total Gross Unrealized Losses	112,936	63,363
US Treasury Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,162,110	589,689
Less than 12 months Gross Unrealized Losses	9,579	1,999
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	1,162,110	589,689
Total Gross Unrealized Losses	9,579	1,999
Obligations of U.S. Government sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	430,273	390,319
Less than 12 months Gross Unrealized Losses	2,426	2,128
12 months or more Fair Value	3,126	181,744
12 months or more Gross Unrealized Losses	79	2,680
Total Fair Value	433,399	572,063
Total Gross Unrealized Losses	2,505	4,808
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	6,258	884
Less than 12 months Gross Unrealized Losses	161	164
12 months or more Fair Value	16,512	19,490
12 months or more Gross Unrealized Losses	6,092	9,214
Total Fair Value	22,770	20,374
Total Gross Unrealized Losses	6,253	9,378
Collateralized Mortgage Obligations - Federal agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	505,503	331,501
Less than 12 months Gross Unrealized Losses	8,112	4,446
12 months or more Fair Value	339,236	814,195
12 months or more Gross Unrealized Losses	15,933	28,874
Total Fair Value	844,739	1,145,696
Total Gross Unrealized Losses	24,045	33,320
Mortgage Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	3,537,606	1,641,663
Less than 12 months Gross Unrealized Losses	70,173	12,992
12 months or more Fair Value	15,113	22,362
12 months or more Gross Unrealized Losses	381	833
Total Fair Value	3,552,719	1,664,025
Total Gross Unrealized Losses	$ 70,554	13,825
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value		45
Less than 12 months Gross Unrealized Losses		5
12 months or more Fair Value		0
12 months or more Gross Unrealized Losses		0
Total Fair Value		45
Total Gross Unrealized Losses		5
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value		8,883
Less than 12 months Gross Unrealized Losses		28
12 months or more Fair Value		0
12 months or more Gross Unrealized Losses		0
Total Fair Value		8,883
Total Gross Unrealized Losses		$ 28